Cover	Jan. 24, 2025
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Jan. 24, 2025
File Number	000-56668
Registrant Name	MARKY CORP.
Entity Central Index Key	0001973047
TaxIdentificationNumber	32-0689703
Incorporation State	WY
AddressLine1	San Sebastian 309, Martinica León
AddressCity	Guanajuato
Address Country	MX
AddressPostalZipCode	37500
area code	860
phone Number	9730746
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	true
extended transition period	false